Current financial assets and Cash and cash equivalents	6 Months Ended
Jun. 30, 2020
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Current financial assets and Cash and cash equivalents
Note 8. Current financial assets and Cash and cash equivalents

As of December 31, 2019	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	20,385	—	20,385
Cash and cash equivalents	340,522	—	340,522

Current financial assets and cash and cash equivalents	360,907	—	360,907

As of June 30, 2020	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	50,378	—	50,378
Cash and cash equivalents	260,710	—	260,710

Current financial assets and cash and cash equivalents	311,088	—	311,088

8.1 Current financial assets
Current financial assets include current restricted cash and other current financial assets.
As of June 30, 2020, restricted cash consists of:
i. deposit to secure commitment to supplier regarding the manufacturing facility construction for $20 million classified as short-term restricted cash included within current financial assets, and
ii. deposits to secure a Calyxt furniture and equipment sale-leaseback for $1.4 million of which $0.4 million are classified as short-term restricted cash included within current financial assets.
Other current financial assets are measured at fair value through profit or loss and are classified as follows within the fair value hierarchy:
Instruments classified under level 1 are measured with reference to quoted prices in active markets; they consist of corporate debt securities and commercial paper. Their nominal value amounted to $29.9 million and their fair value amounted to $29.9 million as of June 30, 2020 (there were none as of December 31, 2019).

8.2 Cash and cash equivalents

	As of December 31,	As of June 30,
	2019	2020
	$ in thousands
Cash and bank accounts	270,630	189,829
Money market funds	13,722	13,770
Fixed bank deposits	56,170	57,110

Total cash and cash equivalents	340,522	260,710

Money market funds earn interest and are refundable overnight. Fixed bank deposits have fixed terms that are less than three months or are readily convertible to a known amount of cash.